Schedule of Other Intangible Assets Useful Lives (Details)	Jun. 30, 2023	Dec. 31, 2022
Minimum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	2 years	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	13 years	13 years
Franchisee Agreements [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	13 years	13 years
Franchise License [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	10 years	10 years
Trademarks [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	3 years	3 years
Trademarks [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	5 years	5 years
Domain Name, Customer List and Proprietary Recipes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	3 years	3 years
Domain Name, Customer List and Proprietary Recipes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	7 years	7 years
Noncompete Agreements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	2 years	2 years
Noncompete Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets useful lives	3 years	3 years